Equity accounted investments - Not material and Capital commitments (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Summarised financial information for the group's share of equity accounted investments which are not material
Profit/(loss) for the year	R 814	R (347)	R 1,074
Equity accounted investments
Capital commitments and relating to equity accounted investments
Authorised and contracted for	622	1,936
Authorised but not yet contracted for	713	1,089
Less expenditure to the end of year	(348)	(1,748)
Capital commitments	987	1,277
Immaterial equity accounted investments
Summarised financial information for the group's share of equity accounted investments which are not material
Operating profit/(loss)	128	(674)
Profit/(loss) before tax	140	(665)
Taxation	(45)	(20)
Profit/(loss) for the year	R 95	R (685)